Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) - Schedule of Present Value of Financial Assets or Liabilities - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Present Value Of Financial Assets Or Liabilities Abstract
Interest income for present value of financial asset or liability	[1]	$ 8,956	$ 13,299	$ 3,127
Interest expenses for present value of financial asset or liability	[2]	(6,380)	(99,313)	(66,159)
Total financial asset or liability		$ 2,576	$ (86,014)	$ (63,032)

[1]	Mainly corresponds to: i. In 2023, adjustment to present value of the account receivable of Viva Negocio Inmobiliario S.A.C. to the Ministerio de Vivienda, Construcción y Saneamiento related to the Ancon Project, for S/3.9 million at a discount rate of 6.58%. (S/8 million at a discount rate of 7.99% in 2022 and S/1.7 million at a discount rate of 8% in 2021). ii. In 2023, adjustment to the present value of the BCI loan in Inversiones en Autopistas S.A. for S/2.4 million due to a decrease in the rate from 9.97% to 9.2%.
[2]	Mainly correspond to: i. In 2023, adjustment to the present value of the closure provision for S/4.3 million, mainly due to Unna Energía S.A. for S/2.2 million and Red Vial 5 S.A. for S/1.8 million. ii. In 2022, adjustment to the present value of the account receivable from Gasoducto Sur Peruano S.A. for S/72.2 million, due to the increase of discount rate applied from 2.73% to 5.86% (S/32.8 million due to an increase in the rate from 1.65% to 2.73% as of December 31, 2021). iii. In 2022, due to the adjustment to the present value of the BCI loan in Inversiones en Autopistas S.A. for S/16.6 million due to a rate increase from 8.39% to 9.97% as of December 31, 2022 (S/12.4 million per rate increase from 6.45% to 8.39% as of December 31, 2021).